Convertible redeemable non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
Convertible redeemable non-controlling interests
Schedule of convertible redeemable non-controlling interest

		Changshu
	Mrfresh	Missfresh	Total
	Amount (RMB)	Amount (RMB)	Amount (RMB)
Balances as of January 1, 2019	855,321	—	855,321
Accretion of convertible redeemable non-controlling interests to redemption value	37,219	—	37,219
Deemed dividends to convertible redeemable non-controlling preferred shares holders	148,919	—	148,919
Repurchase of convertible redeemable non-controlling interests	(1,041,459)	—	(1,041,459)
Balances as of December 31, 2019	—	—	—
Issuance of convertible redeemable non-controlling interests, net of issuance costs	—	235,000	235,000
Accretion of convertible redeemable non-controlling interests to redemption value	—	6,750	6,750
Balances as of December 31, 2020	—	241,750	241,750
Accretion of convertible redeemable non-controlling interests to redemption value	—	4,296	4,296
Conversion of convertible redeemable non-controlling interest into convertible redeemable preferred shares		(246,046)	(246,046)
Balances as of December 31, 2021	—	—	—